Leases - Supplemental cash flows information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating lease	¥ 81,015	¥ 102,402	¥ 126,758
RoU assets obtained in exchanges for lease liabilities
RoU assets obtained in exchange for lease liabilities	¥ 98,251	¥ 50,079	¥ 54,944